OTHER LONG-TERM ASSETS - Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Employee post-retirement benefits (Note 26)	$ 967	$ 758
Contract assets (Note 6)	627	608
Deferred income tax assets (Note 18)	356	428
Fair value of derivative instruments (Note 27)	161	122
Capital projects in development	81	164
Other	290	330
Total other assets	$ 2,482	$ 2,410